Accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts payable and accrued liabilities
Trade payables	$ 84,020	$ 195,814
Accrued liabilities	63,185	87,614
Total	$ 147,205	$ 283,428